Schedule I - Condensed Financial Information of the Parent Company Statements of Changes in Equity (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Ordinary Shares [Member] CNY	Dec. 31, 2012 Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares [Member] CNY	Dec. 31, 2013 Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Treasury Stock [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2013 (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2012 (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2011 (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2013 (Accumulated Deficit) Retained Earnings [Member] USD ($)	Dec. 31, 2013 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2013 Accumulated Other Comprehensive Loss [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2011 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Parent Company [Member] Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Treasury Stock [Member] CNY	Dec. 31, 2012 Parent Company [Member] Treasury Stock [Member] CNY	Dec. 31, 2011 Parent Company [Member] Treasury Stock [Member] CNY	Dec. 31, 2013 Parent Company [Member] Treasury Stock [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2012 Parent Company [Member] (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2011 Parent Company [Member] (Accumulated Deficit) Retained Earnings [Member] CNY	Dec. 31, 2013 Parent Company [Member] (Accumulated Deficit) Retained Earnings [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Parent Company [Member] Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2013 Parent Company [Member] Accumulated Other Comprehensive Loss [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Balance		1,038,996	985,404	948,825	988	982	965	$ 164	925,870	923,829	916,719	$ 153,150			46,983	(20,732)	(23,414)	$ 5,355	(64,144)	(47,137)	(23,080)	$ (10,340)		989,009	935,420	948,825	988	982	965	$ 164	925,870	923,829	916,719	$ 153,150					126,295	57,746	54,221	$ 18,570	(64,144)	(47,137)	(23,080)	$ (10,340)
Purchase of treasury stock			(29)							(29)															(29)							(29)
Balance, shares					37,815,292	37,538,161	36,742,832	38,007,770					3,900	3,900													37,815,292	37,538,161	36,742,832	38,007,770					3,900			3,900
Purchase of treasury stock, shares			3,900																									(3,900)								3,900
Issuance of ADR shares for the exercise of employee share options					4	6	17		(4)	(6)	(17)																4	6	17		(4)	(6)	(17)
Issuance of ADR shares for the exercises of employee share options, shares					192,478	281,031	795,329																				192,478	281,031	795,329
Net income (loss)	(2,274)	(13,766)	68,552	3,510											(13,882)	68,549	3,525						(2,293)	(13,882)	68,549	3,525													(13,882)	68,549	3,525
Foreign currency translation adjustments	(1,784)	(10,799)	(2,370)	(15,004)															(10,799)	(2,370)	(15,004)		(1,784)	(10,799)	(2,370)	(15,004)																	(10,799)	(2,370)	(15,004)
Employee share options compensation		1,261	2,076	7,127					1,261	2,076	7,127													1,261	2,076	7,127					1,261	2,076	7,127
Unrealized gain (loss) on available-for-sale securities	2,039	12,345	(14,637)	(9,053)															12,345	(14,637)	(9,053)		2,039	12,345	(14,637)	(9,053)																	12,345	(14,637)	(9,053)
Balance	$ 169,820	1,028,037	1,038,996	985,404	992	988	982	$ 164	927,127	925,870	923,829	$ 153,150			32,415	46,983	(20,732)	$ 5,355	(62,598)	(64,144)	(47,137)	$ (10,340)	$ 161,544	977,934	989,009	935,420	992	988	982	$ 164	927,127	925,870	923,829	$ 153,150					112,413	126,295	57,746	$ 18,570	(62,598)	(64,144)	(47,137)	$ (10,340)
Balance, Shares						37,815,292	37,538,161	38,007,770					3,900	3,900														37,815,292	37,538,161	38,007,770						3,900		3,900